Offsets	Jun. 06, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Wells Fargo & Company
Form or Filing Type	S-3
File Number	333-239017
Initial Filing Date	Jun. 08, 2020
Fee Offset Claimed	$ 826,740.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 6,369,337,442.22
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the current registration fee is offset by the unused registration fee of $826,740.00 (the "Available Registration Fee") associated with the unsold securities registered by WFC and Wells Fargo Finance LLC, a wholly-owned finance subsidiary of WFC, under a registration statement on Form S-3 (File Nos. 333-239017 and 333-239017-01), initially filed on June 8, 2020 and amended on July 17, 2020 (the "Prior Registration Statement No. 2"). The Available Registration Fee was paid in respect of $6,369,337,442.22 in unsold securities registered under Prior Registration Statement No. 2 (fee rate of $129.80 per million).
Termination / Withdrawal Statement	WFC and Wells Fargo Finance LLC hereby confirm that the offering of unsold securities pursuant to Prior Registration Statement No. 2 (as defined below) that are associated with the Available Registration Fee (as defined below) has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Wells Fargo & Company
Form or Filing Type	S-3
File Number	333-239017
Filing Date	Jun. 08, 2020
Fee Paid with Fee Offset Source	$ 826,740.00
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the current registration fee is offset by the unused registration fee of $826,740.00 (the "Available Registration Fee") associated with the unsold securities registered by WFC and Wells Fargo Finance LLC, a wholly-owned finance subsidiary of WFC, under a registration statement on Form S-3 (File Nos. 333-239017 and 333-239017-01), initially filed on June 8, 2020 and amended on July 17, 2020 (the "Prior Registration Statement No. 2"). The Available Registration Fee was paid in respect of $6,369,337,442.22 in unsold securities registered under Prior Registration Statement No. 2 (fee rate of $129.80 per million). WFC and Wells Fargo Finance LLC hereby confirm that the offering of unsold securities pursuant to Prior Registration Statement No. 2 that are associated with the Available Registration Fee has been terminated.